SEGMENT INFORMATION (Schedule Of Components Of Net Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SEGMENT INFORMATION
Net revenues	$ 41,111	$ 46,668	$ 64,050
Cost of revenues	36,720	34,663	32,970
Operating expenses	109,697	172,918	135,903
Operating (loss) income	(105,306)	(160,913)	(104,823)
Net income (loss) from continuing operations	(223,177)	29,790	(34,424)
Net income (loss) from discontinued operations	1,520	30,288	98,065
Net income (loss)	(221,657)	60,078	63,641
Renren [Member]
SEGMENT INFORMATION
Net revenues	32,507	46,641	64,050
Cost of revenues	29,732	34,563	32,970
Operating expenses	87,331	171,246	135,903
Operating (loss) income	(84,556)	(159,168)	(104,823)
Net income (loss) from continuing operations	(202,427)	31,535	(34,424)
Net income (loss) from discontinued operations	1,520	30,288	98,065
Net income (loss)	(200,907)	61,823	$ 63,641
Internet Finance [Member]
SEGMENT INFORMATION
Net revenues	8,604	27
Cost of revenues	6,988	100
Operating expenses	22,366	1,672
Operating (loss) income	(20,750)	(1,745)
Net income (loss) from continuing operations	$ (20,750)	$ (1,745)
Net income (loss) from discontinued operations
Net income (loss)	$ (20,750)	$ (1,745)